Fair Value Measurements - Additional Information (Detail)	12 Months Ended
Mar. 31, 2017
Goodwill
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Discount rate used for weighted average cost of capital	10.00%
Growth rate	2.30%
Investments in affiliated companies
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Discount rate used for weighted average cost of capital	7.90%